TRANSACTION EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	$ 8,546,795	$ 8,769,445	$ 21,385,879	$ 18,017,413
Blockchain reward distributions	33,382	29,829	89,828	30,208
Borrowing costs	41,710	18,779	75,548	36,662
Mining and hosting costs	741	10,466	6,275	25,721
Other transaction expenses	7,312	6,317	19,419	12,922
Transaction expenses	8,629,940	8,834,836	21,576,949	18,122,926
Digital Assets
Restructuring Cost and Reserve [Line Items]
Transaction expenses	8,596,478	8,810,103	21,517,337	18,073,294
Data Centers
Restructuring Cost and Reserve [Line Items]
Transaction expenses	0	0	0	0
Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Transaction expenses	33,462	24,733	59,612	49,632
Operating Segments | Digital Assets
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	8,546,795	8,769,445	21,385,879	18,017,413
Blockchain reward distributions	38,321	33,099	106,087	38,693
Borrowing costs	6,437	1,948	12,226	5,957
Mining and hosting costs	0	0	0	0
Other transaction expenses	4,925	5,612	13,145	11,231
Transaction expenses	8,596,478	8,810,104	21,517,337	18,073,294
Operating Segments | Data Centers
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0
Blockchain reward distributions	0	0	0	0
Borrowing costs	0	0	0	0
Mining and hosting costs	0	0	0	0
Other transaction expenses	0	0	0	0
Transaction expenses	0	0	0	0
Operating Segments | Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs	0	0	0	0
Blockchain reward distributions	(4,939)	(3,270)	(16,259)	(8,485)
Borrowing costs	35,273	16,831	63,322	30,705
Mining and hosting costs	741	10,466	6,275	25,721
Other transaction expenses	2,387	705	6,274	1,691
Transaction expenses	33,462	24,732	59,612	49,632
Galaxy Digital Holdings, LP
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs					$ 42,102,443	$ 51,441,223	$ 114,812,910
Impairment of digital assets					331,920	98,340	6,124,848
Blockchain reward distributions					130,298	2,565	0
Borrowing costs					100,760	18,171	35,457
Mining and hosting costs					47,643	20,772	15,372
Other transaction expenses					28,712	11,352	7,344
Transaction expenses	$ 8,629,940	$ 8,834,836	$ 21,576,951	$ 18,122,926	42,741,776	51,592,423	120,995,931
Galaxy Digital Holdings, LP | Digital Assets
Restructuring Cost and Reserve [Line Items]
Transaction expenses					42,437,298	51,509,381	119,437,498
Galaxy Digital Holdings, LP | Data Centers
Restructuring Cost and Reserve [Line Items]
Transaction expenses					0	0	0
Galaxy Digital Holdings, LP | Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Transaction expenses					304,478	83,042	1,558,433
Galaxy Digital Holdings, LP | Operating Segments | Digital Assets
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs					42,102,443	51,441,223	114,812,910
Impairment of digital assets					139,246	47,791	4,588,978
Blockchain reward distributions					146,731	3,069	0
Borrowing costs					25,652	8,825	29,027
Mining and hosting costs					0	0	0
Other transaction expenses					23,226	8,473	6,583
Transaction expenses					42,437,298	51,509,381	119,437,498
Galaxy Digital Holdings, LP | Operating Segments | Data Centers
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs					0	0	0
Impairment of digital assets					0	0	0
Blockchain reward distributions					0	0	0
Borrowing costs					0	0	0
Mining and hosting costs					0	0	0
Other transaction expenses					0	0	0
Transaction expenses					0	0	0
Galaxy Digital Holdings, LP | Operating Segments | Treasury and Corporate
Restructuring Cost and Reserve [Line Items]
Digital assets sales costs					0	0	0
Impairment of digital assets					192,674	50,549	1,535,870
Blockchain reward distributions					(16,433)	(504)	0
Borrowing costs					75,108	9,346	6,430
Mining and hosting costs					47,643	20,772	15,372
Other transaction expenses					5,486	2,879	761
Transaction expenses					$ 304,478	$ 83,042	$ 1,558,433